Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current assets
Schedule of other non-current assets

Fair value of available-for-sale financial assets
(Euro, in thousands)
Costs at January 1, 2017	€2,750
Disposals of the year	(377)
Costs at December 31, 2017	2,373
Fair value adjustment at January 1, 2017	(399)
Reclassification of fair value adjustment to statement of operations following disposal	55
Fair value adjustment of the year	(275)
Fair value adjustment at December 31, 2017	(619)
Net book value at December 31, 2017	€1,754